CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Preferred Stock $0.001 Par	Common Stock Issued and Outstanding $0.001 Par	Common Stock Committed to be issued $0.001 Par	Capital in Excess of Par Value	Deficit Accumulated Prior to Development Stage Commencing October 11, 2005	Deficit Accumulated During the Development Stage Commencing October 11,2005	Noncontrolling interests in Omagine LLC	Total
Balances at Oct. 11, 2005	$ 108	$ 5,668		$ 13,797,424	$ (9,201,144)			$ 4,602,056
Balances (in shares) at Oct. 11, 2005	108,350	5,667,569
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred stock for common stock	(1)	10		(9)
Conversion of preferred stock for common stock (in shares)	(1,250)	10,000
Issuance of preferred stock dividends in common stock				1,457				1,457
Issuance of preferred stock dividends in common stock (shares)		348
Beneficial conversion feature of Convertible Debenture				132,208				132,208
Value of warrant attached to Convertible Debenture				69,421				69,421
Reduction of preferred stock dividends accrual						116,705		116,705
Net loss						(5,534,319)		(5,534,319)
Balances at Dec. 31, 2005	107	5,678		14,000,501	(9,201,144)	(5,417,614)		(612,472)
Balances (in shares) at Dec. 31, 2005	107,100	5,677,917
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash		10		19,990				20,000
Issuance of common stock for cash (in shares)		10,000
Issuance of common stock upon conversion of debentures		495		196,882				197,377
Issuance of common stock upon conversion of debentures (in shares)		495,032
Conversion of preferred stock for common stock	(20)	161		(141)
Conversion of preferred stock for common stock (in shares)	(20,163)	161,300
Issuance of preferred stock dividends in common stock		78		63,946				64,024
Issuance of preferred stock dividends in common stock (shares)		78,343
Beneficial conversion feature of Convertible Debenture				52,778				52,778
Stock option expense				56,791				56,791
Preferred stock dividends						(21,042)		(21,042)
Net loss						(767,951)		(767,951)
Balances at Dec. 31, 2006	87	6,422		14,390,747	(9,201,144)	(6,206,607)		(1,010,495)
Balances (in shares) at Dec. 31, 2006	86,937	6,422,592
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for consulting services		1		749				750
Issuance of common stock for consulting services (in shares)		1,250
Issuance of common stock for cash		570		754,430				755,000
Issuance of common stock for cash (in shares)		570,000
Purchase of common stock for cash				(3)				(3)
Purchase of common stock for cash (in shares)		(2)
Issuance of common stock upon conversion of debentures		548		126,396				126,944
Issuance of common stock upon conversion of debentures (in shares)		547,526
Issuance of common stock in payment of accounts payable		560		341,470				342,030
Issuance of common stock in payment of accounts payable (in shares)		560,067
Issuance of common stock upon exercise of warrants		296		1,038,829				1,039,125
Issuance of common stock upon exercise of warrants (in shares)		295,866
Preferred stock and dividends converted to common stock	(87)	720		122,808				123,441
Preferred stock and dividends converted to common stock (in shares)	(86,937)	720,188
Cancellation of common stock issued for consulting services		(9)		(10,942)				(10,951)
Cancellation of common stock issued for consulting services (in shares)		(9,000)
Stock option expense				20,187				20,187
Preferred stock dividends						(123,441)		(123,441)
Net loss						(1,043,190)		(1,043,190)
Balances at Dec. 31, 2007		9,108		16,784,671	(9,201,144)	(7,373,238)		219,397
Balances (in shares) at Dec. 31, 2007		9,108,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for consulting services		3		7,498				7,501
Issuance of common stock for consulting services (in shares)		2,230
Issuance of common stock for cash		110		235,090				235,200
Issuance of common stock for cash (in shares)		109,500
Contribution of common stock to 401(k) Plan		20		52,480				52,500
Contribution of common stock to 401(k) Plan (in shares)		20,192
Issuance of common stock for SEDA commitment fees		46		149,954				150,000
Issuance of common stock for SEDA commitment fees (in shares)		45,830
Cancellation of common stock		(9)		9
Cancellation of common stock (in shares)		(8,712)
Stock option expense				60,629				60,629
Net loss						(1,307,630)		(1,307,630)
Balances at Dec. 31, 2008		9,278		17,290,331	(9,201,144)	(8,680,868)		(582,403)
Balances (in shares) at Dec. 31, 2008		9,277,527
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash		2		1,398				1,400
Issuance of common stock for cash (in shares)		2,000
Contribution of common stock to 401(k) Plan		72		72,428				72,500
Contribution of common stock to 401(k) Plan (in shares)		72,500
Stock option expense				112,328				112,328
Sale of stock under Stock Equity Distribution Agreement		1,309		553,691				555,000
Sale of stock under Stock Equity Distribution Agreement (in shares)		1,308,877
Net loss						(1,114,409)		(1,114,409)
Balances at Dec. 31, 2009		10,661		18,030,176	(9,201,144)	(9,795,277)		(955,584)
Balances (in shares) at Dec. 31, 2009		10,660,904
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for stock splits (in shares)		22
Issuance of common stock for cash		337		304,163				304,500
Issuance of common stock for cash (in shares)		336,972
Contribution of common stock to 401(k) Plan		290		72,210				72,500
Contribution of common stock to 401(k) Plan (in shares)		289,996
Issuance of common stock in payment of salaries payable		82		99,918				100,000
Issuance of common stock in payment of salaries payable (in shares)		82,305
Issuance of common stock for stockholder investor relations		119		47,381				47,500
Issuance of common stock for stockholder investor relations (in shares)		118,750
Stock option expense				110,040				110,040
Sale of stock under Stock Equity Distribution Agreement		619		249,381				250,000
Sale of stock under Stock Equity Distribution Agreement (in shares)		618,697
Net loss						(1,277,001)		(1,277,001)
Balances at Dec. 31, 2010		12,108		18,913,269	(9,201,144)	(11,072,278)		(1,348,045)
Balances (in shares) at Dec. 31, 2010		12,107,646
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash		131		264,869				265,000
Issuance of common stock for cash (in shares)		130,438
Contribution of common stock to 401(k) Plan		52		72,448				72,500
Contribution of common stock to 401(k) Plan (in shares)		51,784
Issuance of common stock for SEDA commitment fees		244		299,756				300,000
Issuance of common stock for SEDA commitment fees (in shares)		244,216
Stock option expense				92,498				92,498
Sale of stock under Stock Equity Distribution Agreement (Old)		193		164,807				165,000
Sale of stock under Stock Equity Distribution Agreement (Old) (in shares)		193,442
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA)		111		229,889				230,000
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA) (in shares)		111,175
Stock Grant to Consultant for services rendered		15		6,735				6,750
Stock Grant to Consultant for services rendered (in shares)		15,000
Issuance of Common Stock committed for stock options exercised by officers/Director's			150	187,350				187,500
Issuance of Common Stock committed for stock options exercised by officers/Director's (in shares)			150,000
Stock grants to foreign consultants			215	299,495				299,710
Stock grants to foreign consultants (in shares)			215,000
Adjustments for noncontrolling interests in Omagine LLC				90,429			45,416	135,845
Net loss						(1,804,451)		(1,804,451)
Balances at Dec. 31, 2011		12,854		20,621,545	(9,201,144)	(12,876,729)	45,416	(1,397,693)
Balances (in shares) at Dec. 31, 2011		12,853,701
Balances - committed to be issued at Dec. 31, 2011			365					365
Balances - committed to be issued (shares) at Dec. 31, 2011			365,000					365,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contribution of common stock to 401(k) Plan		51		76,199				76,250
Contribution of common stock to 401(k) Plan (in shares)		50,834
Stock option expense				1,761,076				1,761,076
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA)		68		89,932				90,000
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA) (in shares)		68,480
Stock Grant to Consultant for services rendered		2		3,248				3,250
Stock Grant to Consultant for services rendered (in shares)		1,994
Issuance of Common Stock committed for stock options exercised by officers/Director's		150	(150)
Issuance of Common Stock committed for stock options exercised by officers/Director's (in shares)		150,000	(15,000)
Stock grants to foreign consultants		215	(215)
Stock grants to foreign consultants (in shares)		215,000	(215,000)
Stock Grant to a stockholder relations agent for fees		15	107	177,955
Stock Grant to a stockholder relations agent for fees (in shares)		15,000	107,500
Issuance of Common Stock for Rights Offering			1,014	1,266,526				1,267,540
Issuance of Common Stock for Rights Offering (in shares)			1,014,032
Issuance of Common Stock committed for Rights Offering		1,014	(1,014)
Issuance of Common Stock committed for Rights Offering (in shares)		1,014,032	(1,014,032)
Adjustments for noncontrolling interests in Omagine LLC							(35,997)	(35,997)
Net loss						(2,789,976)		(2,789,976)
Balances at Dec. 31, 2012		14,369		23,996,481	(9,201,144)	(15,666,705)	9,419	(847,473)
Balances (in shares) at Dec. 31, 2012		14,369,041
Balances - committed to be issued at Dec. 31, 2012			107					107
Balances - committed to be issued (shares) at Dec. 31, 2012			107,500					107,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock committed to stockholder relations agent for fees		107	(107)
Issuance of common stock committed to stockholder relations agent for fees (in shares)		107,500	(107,500)
Issuance of common stock for cash		100		124,900				125,000
Issuance of common stock for cash (in shares)		100,000
Stock option expense				713,466				713,466
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA)		104		144,896				145,000
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA) (in shares)		103,521
Issuance of Common Stock committed for stock options exercised by officers/Director's		4		2,716				2,720
Issuance of Common Stock committed for stock options exercised by officers/Director's (in shares)		4,000
Stock Grant to a stockholder relations agent for fees
Stock committed to be issued for contribution to the 401(k) Plan			55	76,195				76,250
Stock committed to be issued for contribution to the 401(k) Plan (in shares)			55,253
Issuance of common stock committed for 401(k) Plan contribution		55	(55)
Issuance of common stock committed for 401(k) Plan contribution (in shares)		55,253	(55,253)
Issuance of common stock for cash		34		34,966				35,000
Issuance of common stock for cash (in shares)		33,889
Adjustments for noncontrolling interests in Omagine LLC							(19,657)	(19,657)
Net loss						(1,398,069)		(1,398,069)
Balances at Jun. 30, 2013		14,773		25,093,620	(9,201,144)	(17,064,774)	(10,328)	(1,167,763)
Balances (in shares) at Jun. 30, 2013		14,773,204
Balances - committed to be issued at Jun. 30, 2013
Balances - committed to be issued (shares) at Jun. 30, 2013